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                          Morgan, Lewis & Bockius LLP
                              1800 M Street N.W.
                            Washington, D.C. 20036


July 5, 2000


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Nuveen Municipal Money Market Fund, Inc. (File Nos. 2-78736 and 811-3531)
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     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Money Market Fund, Inc. (the "Corporation"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectus dated June 28, 2000 for the Nuveen Municipal Money Market Funds and the Statement of Additional Information also dated June 28, 2000 that would have been filed pursuant to Rule 497(c) of the 1933 Act, does not differ from those filed as part of Post-Effective Amendment No. 20 which was filed via EDGAR on June 28, 2000.

Please contact me at (202) 467-7662 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman